Consolidated Statement Of Changes In Shareholders' Equity - USD ($) $ in Millions	Share Capital [Member]	Paid In Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance, Beginning of Year at Dec. 31, 2012	$ 2,354	$ 10	$ 2,261	$ 670		$ 5,295
Share-Based Compensation		3				3
Net Earnings (Loss)			236			236
Net earnings (loss) attributable to Common Shareholders						236
Common Shares Cancelled	(2)	2
Dividends on Common Shares			494			494
Common Shares Issued under Dividend Reinvestment Plan	93					93
Other Comprehensive Income (Loss)				14		14
Balance, End of Year at Dec. 31, 2013	2,445	15	2,003	684		5,147
Share-Based Compensation		(2)				(2)
Net Earnings (Loss)			3,392		$ 34	3,426
Net earnings (loss) attributable to Common Shareholders						3,392
Dividends on Common Shares			207			207
Common Shares Issued under Dividend Reinvestment Plan	5					5
Other Comprehensive Income (Loss)				5		5
Sale of Noncontrolling Interest		1,345			117	1,462
Distributions to Noncontrolling Interest Owners					(18)	(18)
Sale of Investment in PrairieSky					$ (133)	(133)
Balance, End of Year at Dec. 31, 2014	2,450	1,358	5,188	689		9,685
Net Earnings (Loss)			(5,165)			(5,165)
Net earnings (loss) attributable to Common Shareholders						(5,165)
Dividends on Common Shares			225			225
Common Shares Issued	1,098					1,098
Common Shares Issued under Dividend Reinvestment Plan	73					73
Other Comprehensive Income (Loss)				701		701
Balance, End of Year at Dec. 31, 2015	$ 3,621	$ 1,358	$ (202)	$ 1,390		$ 6,167